STATEMENTS OF CHANGES IN STOCKHOLDERS DEFICIT (Unaudited) - USD ($)	Total	Common Stock Issuable [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Subscription Receivable
Balance, shares at Apr. 30, 2020			151,859,858
Balance, amount at Apr. 30, 2020	$ (4,590,509)	$ 0	$ 151,860	$ 24,065,032	$ (28,807,401)
Conversion of convertible secured promissory note, shares			21,820,000
Conversion of convertible secured promissory note, amount	30,000	0	$ 21,820	8,180	0
Net income loss	(185,381)				(185,381)
Reclassification of put premium upon conversion of convertible secured promissory note	12,039	0	$ 0	12,039	0
Conversion of convertible unsecured promissory notes and accrued interest, shares			199,928,912
Conversion of convertible unsecured promissory notes and accrued interest, amount	171,077	0	$ 199,929	(28,852)	0
Reclassification of put premium upon conversion of convertible unsecured promissory note	144,816	0	$ 0	144,816	0
Conversion of accrued interest on convertible secured promissory note, shares			15,000,000
Conversion of accrued interest on convertible secured promissory note, amount	28,500	0	$ 15,000	13,500	0
Reduction in fair value of conversion option liability for conversion of promissory notes	30,795	0	$ 0	30,795	0
Issuance of common stock - $0.004 per share, shares			100,000
Issuance of common stock - $0.004 per share, amount	400	0	$ 100	300	0
Issuance of common stock - $0.002 per share, shares			27,900,000
Issuance of common stock - $0.002 per share, amount	55,800	0	$ 27,900	27,900	0
Issuance of common stock - $0.025 per share, shares			260,000
Issuance of common stock - $0.025 per share, amount	6,500	$ 0	$ 260	6,240	0
Common stock issuable - $0.025 per share, shares		40,000
Common stock issuable - $0.025 per share, amount	1,000	$ 40	$ 0	960	0
Issuance of common stock - $0.03 per share, shares			193,332
Issuance of common stock - $0.03 per share, amount	5,800	0	$ 193	5,607
Issuance of common stock - $0.04 per share, shares			1,000,000
Issuance of common stock - $0.04 per share, amount	40,000	0	$ 1,000	39,000	0
Balance, amount at Apr. 30, 2021	(4,249,163)	$ 40	$ 418,062	24,325,517	(28,992,782)
Balance, shares at Apr. 30, 2021		40,000	418,062,102
Conversion of convertible secured promissory note, shares			3,498,971
Conversion of convertible secured promissory note, amount	13,198	$ 0	$ 3,499	9,699	0
Net income loss	(1,225,628)				(1,669,699)
Issuance of common stock that was previously issuable, amount	0	(40)	$ 40	0	0
Issuance of common stock to consultants for services, shares			15,300,000
Reclassification of put premium upon conversion of convertible secured promissory note	4,800	0	$ 0	4,800	0
Issuance of common stock to consultants for services, amount	191,250	0	15,300	175,950	0
Issuance of warrants to consultants for services	98,781	0	$ 0	98,781	0
Conversion of convertible unsecured promissory notes, shares			33,807,304
Conversion of convertible unsecured promissory notes, amount	215,668	0	$ 33,807	181,861	0
Reclassification of put premium upon conversion of convertible unsecured promissory note	161,047	$ 0	$ 0	161,047	0
Issuance of common stock that was previously issuable, shares		(40,000)	40,000
Issuance of warrant with convertible secured promissory note	143,001	$ 0	$ 0	143,001	0
Issuance of warrants to consultants for services	(98,781)
Balance, amount at Jan. 31, 2022	(4,647,046)	$ 0	$ 470,708	25,100,656	(30,218,410)
Balance, shares at Jan. 31, 2022			470,708,377
Balance, shares at Apr. 30, 2021		40,000	418,062,102
Balance, amount at Apr. 30, 2021	(4,249,163)	$ 40	$ 418,062	24,325,517	(28,992,782)
Conversion of convertible secured promissory note, shares			3,498,971
Conversion of convertible secured promissory note, amount	13,198	0	$ 3,499	9,699	0
Net income loss	(1,669,699)
Issuance of common stock that was previously issuable, amount	0	(40)	$ 40	0	0
Issuance of common stock to consultants for services, shares			15,300,000
Reclassification of put premium upon conversion of convertible secured promissory note	42,132	0	$ 0	42,132	0
Issuance of common stock to consultants for services, amount	191,250	0	$ 15,300	175,950	0
Conversion of convertible unsecured promissory notes, shares			33,807,304
Conversion of convertible unsecured promissory notes, amount	215,668	$ 0	$ 33,807	181,861	0
Issuance of common stock that was previously issuable, shares		(40,000)	40,000
Reclassification of put premium upon conversion of convertible unsecured promissory notes	123,715	$ 0	$ 0	123,715	0
Sale of common stock - $0.021 per share, net of offering costs, shares			55,119,047
Sale of common stock - $0.021 per share, net of offering costs, amount	1,151,326	0	$ 55,119	1,096,207	0
Issuance of warrants to consultants for services	98,781	0	0	98,781	0
Issuance of warrants with convertible secured promissory note	423,877	0	0	423,877	0
Balance, amount at Apr. 30, 2022	(3,658,915)	0	$ 525,827	26,477,739	(30,662,481)	$ 0
Balance, shares at Apr. 30, 2022			525,827,424
Balance, shares at Oct. 31, 2021			451,666,609
Balance, amount at Oct. 31, 2021	(4,507,299)		$ 451,667	24,777,805	(29,736,771)
Conversion of convertible secured promissory note, shares			1,000,000
Net income loss	(481,639)				(481,639)
Reclassification of put premium upon conversion of convertible secured promissory note	4,800		$ 0	4,800	0
Conversion of convertible unsecured promissory notes, shares			18,041,768
Conversion of convertible unsecured promissory notes, amount	114,868		$ 18,041	96,827	0
Issuance of warrant with convertible secured promissory note	143,001		0	143,001	0
Conversion of convertible secured promissory note, amount	7,200		1,000	6,200	0
Reclassification of put premium upon conversion of convertible unsecured promissory notes	72,023		0	72,023	0
Balance, amount at Jan. 31, 2022	(4,647,046)	0	$ 470,708	25,100,656	(30,218,410)
Balance, shares at Jan. 31, 2022			470,708,377
Balance, shares at Oct. 31, 2021			451,666,609
Balance, amount at Oct. 31, 2021	(4,507,299)		$ 451,667	24,777,805	(29,736,771)
Net income loss					372,904
Balance, amount at Jan. 31, 2023	(11,494,436)		$ 1,213,331	26,408,756	(39,098,523)	(18,000)
Balance, shares at Jan. 31, 2023			1,213,331,545
Balance, shares at Apr. 30, 2022			525,827,424
Balance, amount at Apr. 30, 2022	(3,658,915)	$ 0	$ 525,827	26,477,739	(30,662,481)	0
Net income loss	(1,794,096)				(1,794,096)
Issuance of common stock to consultants for services, shares			1,720,000
Reclassification of put premium upon conversion of convertible secured promissory note	29,615		$ 0	29,615	0	0
Issuance of common stock to consultants for services, amount	2,236		$ 1,720	516	0	0
Conversion of convertible unsecured promissory notes, shares			51,414,230
Conversion of convertible unsecured promissory notes, amount	88,700		$ 51,414	37,286	0	0
Issuance of warrant with convertible secured promissory note	310,581		0	310,581	0	0
Conversion of convertible secured promissory note, amount	567,746		279,131	288,615	0	0
Reclassification of put premium upon conversion of convertible unsecured promissory notes	24,186		$ 0	24,186	0	0
Sale of common stock, shares			114,157,141
Sale of common stock, amount	574,174		$ 114,157	478,017	0	(18,000)
Common stock offering costs	(296,120)		$ 0	(296,120)	0	0
Conversion of convertible secured promissory notes, shares			279,132,055
Issuance of common stock for settlements, shares			3,600,000
Issuance of common stock for settlements, amount	26,521		$ 3,600	22,921	0	0
Issuance of common stock from cashless exercise of warrants, shares			167,730,445
Issuance of common stock from cashless exercise of warrants, amount	0		$ 167,730	(167,730)	0	0
Issuance of common stock with convertible unsecured promissory note, shares			5,000,000
Issuance of common stock with convertible unsecured promissory note, amount	51,807		$ 5,000	46,807	0	0
Issuance of common stock with note payable, shares			1,000,000
Issuance of common stock with note payable, amount	18,953		$ 1,000	17,953	0	0
Issuance of common stock to employee for services, shares			1,250,000
Issuance of common stock to employee for services, amount	3,438		$ 1,250	2,188	0	0
Issuance of warrant to employee for services	1,211		$ 0	1,211	0	0
Issuance of common stock for equity line of credit, shares			62,500,250
Issuance of common stock for equity line of credit, amount	25,391		$ 62,502	(37,111)	0	0
Issuance of warrant for equity line of credit	270,729		0	270,729	0	0
Reclassification from equity of initial conversion option derivative value	(3,060,580)		0	(3,060,580)	0	0
Deemed dividend related to the triggering of the full ratchet anti-dilution provision of warrants at fair value	0		0	6,641,946	(6,641,946)	0
Reclassification from equity of initial warrant derivative value	(4,680,013)			(4,680,013)	0	0
Balance, amount at Jan. 31, 2023	(11,494,436)		$ 1,213,331	26,408,756	(39,098,523)	(18,000)
Balance, shares at Jan. 31, 2023			1,213,331,545
Balance, shares at Oct. 31, 2022			862,653,385
Balance, amount at Oct. 31, 2022	(11,596,090)		$ 862,653	25,759,205	(38,217,948)	0
Net income loss	372,904
Conversion of convertible unsecured promissory notes, shares			47,269,303
Conversion of convertible unsecured promissory notes, amount	31,500		$ 47,269	(15,769)	0	0
Conversion of convertible secured promissory note, amount	120,074		171,533	(51,459)	0	0
Reclassification of put premium upon conversion of convertible unsecured promissory notes	19,626		$ 0	19,626	0	0
Sale of common stock, shares			85,000,000
Sale of common stock, amount	24,374		$ 85,000	24,374	0	(18,000)
Common stock offering costs	(296,120)		$ 0	(296,120)	0	0
Conversion of convertible secured promissory notes, shares			171,533,607
Issuance of common stock for equity line of credit, shares			46,875,250
Issuance of common stock for equity line of credit, amount	0		$ 46,876	(46,876)	0	0
Reclassification from equity of initial conversion option derivative value	(56,020)		0	(56,020)	0	0
Deemed dividend related to the triggering of the full ratchet anti-dilution provision of warrants at fair value	0		0	1,253,479	(1,253,479)	0
Reclassification from equity of initial warrant derivative value	(114,684)		0	(114,684)	0	0
Balance, amount at Jan. 31, 2023	$ (11,494,436)		$ 1,213,331	$ 26,408,756	$ (39,098,523)	$ (18,000)
Balance, shares at Jan. 31, 2023			1,213,331,545